Statement of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning Balance, shares at Dec. 31, 2013	14,702,250
Beginning Balance, amount at Dec. 31, 2013	$ 1,470	$ 58,941	$ (131,636)	$ (71,225)
Net loss for the period			(37,047)	(37,047)
Ending Balance, shares at Dec. 31, 2014	14,702,250
Ending Balance, amount at Dec. 31, 2014	$ 1,470	58,941	(168,683)	(108,272)
Net loss for the period			(56,808)	(56,808)
Ending Balance, shares at Dec. 31, 2015	14,702,250
Ending Balance, amount at Dec. 31, 2015	$ 1,470	$ 58,941	$ (225,491)	$ (165,080)